ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2020
ACQUISITIONS AND DISPOSALS [Abstract]
ACQUISITIONS AND DISPOSALS
4.	ACQUISITIONS AND DISPOSALS

(a)	Acquisitions

During the year ended December 31, 2020, the Company acquired three companies and their underlying subsidiaries for an aggregate consideration of $263,074. As a result, these companies were consolidated as subsidiaries of the Company from the date of acquisition. The acquisitions support the growth of the Company.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

_$

Cash and cash equivalent	94,587
Prepaid expense and other assets	16,290
Loans receivable, net of allowance for credit losses of $26,410	196,904
Long-term investments	34,360
Identifiable intangible assets (i)	27,376
Others	6,635
Total assets acquired	376,152

Accrued expenses, payables and liabilities	(237,987)
Borrowings	(29,923)
Others	(2,044)
Total liabilities assumed	(269,954)
Net assets acquired	106,198

Fulfilled by:
Cash consideration	263,074
Fair value of non-controlling interests (ii)	39,594
Fair value of previously held interests (iii)	4,103
Goodwill	200,573

(i)	Acquired intangible assets had estimated amortization periods not exceeding eight years.

(ii)	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.

(iii)
Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the year ended December 31, 2020.

The goodwill, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisitions.  The goodwill is allocated within the Digital Entertainment and Digital Financial Services segment.

The revenue and results since the acquisition date included in the consolidated statement of comprehensive loss for the year ended December 31, 2020 were insignificant. The Company’s revenue and results for the year would not be materially different should the acquisitions have otherwise occurred on January 1, 2020.

The related transaction costs of the acquisitions were not material to the Company’s consolidated financial statements.

(b)	Disposals

During the year ended December 31, 2020, the Company lost control over certain subsidiaries. As a result, the Company derecognized goodwill of $15,247 and recognized a gain of disposal of $62,115 in the consolidated statements of operations as “Investment gain, net”, which includes gain from remeasurement of remaining interest of $37,083. The remaining interest in a former subsidiary was measured at fair value, estimated with reference to the recent selling price per share as of the disposal date and considered a related party after deconsolidation.